UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 12, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total: $87,432

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	507	10621	SH		SOLE			10621
Accenture Ltd		CL A		G1150G111	499	18160	SH		SOLE			18160
Accuray Inc.		COM		004397105	438	87106	SH		SOLE			87106
Adobe Sys Inc.		COM		00724F101	2046	95636	SH		SOLE			95636
Aflac Inc.		COM		001055102	364	18827	SH		SOLE			18827
Amer Intl Group Inc	COM		026874107	15	15172	SH		SOLE			15172
Axa SA Each Repstg	ADR		054536107	807	67401	SH		SOLE			67401
Banco Bradesco		ADR		059460303	1533	154896	SH		SOLE			154896
Berkley W R Corp	COM		084423102	575	25514	SH		SOLE			25514
Capitalsource Inc.	COM		14055X102	282	231389	SH		SOLE			231389
Caterpillar		COM		149123101	1090	38997	SH		SOLE			38997
Chesapeake Energy 	COM		165167107	1680	98492	SH		SOLE			98492
China Mobile Hong K	ADR		16941M109	2066	47481	SH		SOLE			47481
Cisco Sys Inc		COM		17275R102	2269	135277	SH		SOLE			135277
Ctrip.Com Intl Ltd	ADR		22943F100	2409	87907	SH		SOLE			87907
Emerson Electric Co	COM		291011104	691	24180	SH		SOLE			24180
Encana Corp		COM		292505104	1980	48751	SH		SOLE			48751
First Solar Inc.	COM		336433107	4322	32566	SH		SOLE			32566
Focus Media Holding	ADR		34415V109	1374	202106	SH		SOLE			202106
General Dynamics	COM		369550108	729	17518	SH		SOLE			17518
Gilead Sciences Inc	COM		375558103	2617	56509	SH		SOLE			56509
Goldcorp Inc New	COM		380956409	5968	179118	SH		SOLE			179118
Goldman Sachs Group	COM		38141G104	3180	29995	SH		SOLE			29995
ICICI BK LTD 		ADR		45104G104	222	16709	SH		SOLE			16709
Icon Pub LTD Co		ADR		45103T107	1662	102908	SH		SOLE			102908
Illinois Tool Wks Inc	COM		452308109	472	15316	SH		SOLE			15316
Infosys Technologie	ADR		456788108	1572	59019	SH		SOLE			59019
Intuitive Surgical  	COM		46120E602	3177	33318	SH		SOLE			33318
Investment Technology	COM		46145F105	599	23460	SH		SOLE			23460
JA Solar Holdings	ADR		466090107	1861	552122	SH		SOLE			552122
Joy Global		COM		481165108	407	19114	SH		SOLE			19114
KB Financial Group	ADR		48241A105	1985	81842	SH		SOLE			81842
Logitech Intl		SHS		H50430232	864	84071	SH		SOLE			84071
MEMC Electr Matls	COM		552715104	2119	128501	SH		SOLE			128501
NII Holdings Inc	CL B		62913F201	2651	176707	SH		SOLE			176707
Noble Corporation	SHS		G65422100	2142	88919	SH		SOLE			88919
Nokia Corp ADR		ADR		654902204	381	32688	SH		SOLE			32688
Oil Sts Intl Inc        COM		678026105	1461	108902	SH		SOLE			108902
Petroleo Brasilerio	ADR		71654V408	2071	67959	SH		SOLE			67959
Potash Corp		COM		73755L107	4372	54106	SH		SOLE			54106
Qualcomm Inc		COM		747525103	2608	67016	SH		SOLE			67016
Quality Sys Inc		COM		747582104	3262	72094	SH		SOLE			72094
Research in Motion	COM		760975102	3367	78110	SH		SOLE			78110
RF Microdevices Inc	COM		749941100	17	12803	SH		SOLE			12803
Rio Tinto Plc		ADR		767204100	2189	16326	SH		SOLE			16326
SK Telcom Co LTD AD	COM		78440P108	1414	91527	SH		SOLE			91527
Stryker Corp		COM		863667101	504	14815	SH		SOLE			14815
Theratechnologies	COM		88338H100	6938	4537136	SH		SOLE			4537136
Waters Corp		COM		941848103	1674	45295	SH		SOLE			45295
Yamana Gold Inc		COM		98462Y100	305	32943	SH		SOLE			32943


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